------------------------------------------------------------------

DIRECTORS                                    OFFICERS
Barton M. Biggs                              Stefanie V. Chang
CHAIRMAN OF THE BOARD                        VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset  Harold J. Schaaff,
Management Inc. and Morgan Stanley Asset     Jr.
Management Limited; Managing Director,       VICE PRESIDENT
Morgan Stanley & Co. Incorporated            Joseph P. Stadler
Michael F. Klein                             VICE PRESIDENT
DIRECTOR AND PRESIDENT                       Valerie Y. Lewis
Principal, Morgan Stanley Asset Management   SECRETARY
Inc. and Morgan Stanley &                    Karl O. Hartmann
Co. Incorporated                             ASSISTANT SECRETARY
John D. Barrett II                           Joanna M. Haigney
Chairman and Director,                       TREASURER
Barrett Associates, Inc.                     Rene J. Feuerman
Gerard E. Jones                              ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

---------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                        SMALL CAP VALUE EQUITY PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1998

LETTER TO SHAREHOLDERS
-------

The Small Cap Value Equity Portfolio invests in equity securities of small to medium-sized companies that our research indicates are undervalued relative to the market in general at the time of purchase. The Portfolio's disciplined value approach seeks to outperform the Russell 2500 Small Company Index in the longer term. We believe our emphasis on high quality companies should help the Portfolio perform particularly well in difficult markets.

The Small Cap Value Equity Portfolio selects companies that can be purchased at bargain prices. Bargains mostly arise as a result of public overreactions to temporary problems associated with an otherwise healthy company, or because a company is neglected and currently out-of-the limelight of investors' interest. Often, these

PERFORMANCE COMPARED TO THE RUSSELL 2500 INDEX AND S&P 500 INDEX(1)
----------------------------------------------------

                                                TOTAL RETURNS(2)
                       ------------------------------------------------------------------
                                        ONE        AVERAGE ANNUAL       AVERAGE ANNUAL
                           YTD         YEAR          FIVE YEARS         SINCE INCEPTION
                       -----------  -----------  -------------------  -------------------
PORTFOLIO--CLASS A...       11.92%       51.58%           19.54%               20.06%
PORTFOLIO--CLASS B...       11.86        51.18              N/A                32.11
RUSSELL 2500--CLASS
 A...................       10.25        41.87            18.80                19.43
RUSSELL 2500--CLASS
 B...................       10.25        41.87              N/A                24.24
S&P 500--CLASS A.....       13.95        47.99            22.40                22.09
S&P 500--CLASS B.....       13.95        47.99              N/A                31.68

1. The Russell 2500 Index and the S&P 500 Index are unmanaged indices of common stock.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

----------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

companies operate as major players in very focused markets and are not widely followed by the investment community.

The Portfolio invests in all economic sectors of the market, and our strategy of maintaining a well-diversified portfolio is intended to produce consistent and reliable results over time. Our investment approach combines quantitative and fundamental research, and is based on the premise that the prices of stocks move more frequently, and in greater magnitude, than do the fundamentals of the underlying companies. This discrepancy creates an opportunity for disciplined, value-oriented investors. Our value approach importantly includes quality and growth standards which are carefully designed to help avoid "value-traps", where cheap stocks sometimes remain cheap (or become cheaper) because the company is run by bad managers or is mired in a hopelessly difficult business environment. The end result should be a portfolio with below-market valuation and an overall growth rate as similar as possible to the Russell 2500 benchmark.

For the three months ended March 31, 1998, the Portfolio had a total return of 11.92% for the Class A shares and 11.86% for the Class B shares, compared to a total return of 10.25% and 13.95% for the Russell 2500 Index and the S&P 500 Index, respectively. For the one year ended March 31, 1998, the Portfolio had a total return of 51.58% for the Class A shares and 51.18% for the Class B shares, compared to a total return of 41.87% and 47.99% for the Russell 2500 Index and the S&P 500 Index, respectively. For the five year period ended March 31, 1998, the average annual total return of Class A was 19.54% compared to 18.80% for the Russell 2500 Index and 22.40% for the S&P 500 Index. From inception on December 17, 1992 through March 31, 1998, the average annual total return of Class A was 20.06% compared to 19.43% for the Russell 2500 Index and 22.09% for the S&P 500 Index. From inception on January 2, 1996 through March 31, 1998, the average annual total return of Class B was 32.11% compared to 24.24% for the Russell 2500 Index and 31.68% for the S&P 500 Index.

The overall market shook off a variety of concerns to post the best first quarter results since 1991. As stock prices were rising, earnings estimates were falling boosting valuations to a record high. Meanwhile domestic wages and labor costs continued to trend higher creating a potential bind for most companies. With little or no pricing power how can businesses simultaneously raise wages 3-4% annually without reducing margins and profits? Cost cutting and productivity gains must continue unabated for the majority of companies to meet earnings estimates.

Sector and stock selection added to the portfolio's performance for Consumer Durables, Financial Services, Retail and Energy sectors. Falling interest rates led to overweights in Consumer Durables, Retail and Financial Services, while falling oil prices prompted an underweighting in Energy stocks. As value investors we continue to search for companies with low valuations and better than average growth prospects.

Individual stocks which boosted performance included, Accustaff (+50%), Capital One Financial (+45.7%), Atlas Air (+35.7%) and TJX Companies (+32.7%). Underperforming stocks included DIMON (-35.8%), SCI Systems (-18.2%) and FPA Medical (-17.1%).

We continue to find good opportunities in individual companies, while viewing the market as generally overvalued. Nonetheless, in the absence of inflation we will continue to be fully invested in interest and economically sensitive stocks.

Gary G. Schlarbaum
PORTFOLIO MANAGER

William Gerlach
PORTFOLIO MANAGER

April 1998

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1998

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
COMMON STOCKS (94.2%)
 AEROSPACE (0.1%)
          2,600    DONCASTERS plc ADR                   $     68
                                                        ---------
 BANKING (9.0%)
          2,000    Affiliated Community Bancorp, Inc.         79
          6,300    City National Corp.                       239
          8,900    Colonial Bancgroup, Inc.                  322
          5,700    Comerica, Inc.                            603
          7,400    Community First Bankshares, Inc.          377
          2,900    Compass Bancshares, Inc.                  146
          4,800    Crestar Financial Corp.                   284
          5,000    Cullen/Frost Bankers, Inc.                295
          8,300    First Alliance Corp.                      130
          2,400    First American Corp.-Tenn.                118
         10,300    Golden State Bancorp., Inc.               393
          5,000    GreenPoint Financial Corp.                180
          5,400    Mercantile Bankshares Corp.               195
          4,300    North Fork Bancorp, Inc.                  166
          2,500    Silicon Valley Bancshares                 153
         11,700    Southtrust Corp.                          490
          7,440    Sovereign Bancorp, Inc.                   135
          7,200    Trans Financial, Inc.                     311
          2,500    Wilmington Trust Corp.                    166
                                                        ---------
                                                           4,782
                                                        ---------
 BUILDING (3.9%)
          3,900    Centex Corp.                              149
          4,100    D.R. Horton, Inc.                          87
          3,450    Hughes Supply, Inc.                       125
          5,300    Kaufman & Broad Home Corp.                173
          2,600    Lafarge Corp.                             100
         15,900    Martin Marietta Materials, Inc.           687
          5,600    Southdown, Inc.                           390
          4,200    USG Corp.                                 228
          1,100    Vulcan Materials Co.                      120
                                                        ---------
                                                           2,059
                                                        ---------
 CAPITAL GOODS (2.5%)
          3,200    Analog Devices, Inc.                      106
          5,400    Case Corp.                                368
          1,600    Dril-Quip, Inc.                            52
         14,800    Essex International, Inc.                 585
          4,800    Herman Miller, Inc.                       161
          2,700    Stoneridge, Inc.                           54
                                                        ---------
                                                           1,326
                                                        ---------

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
 CHEMICALS (2.0%)
         18,600    Solutia, Inc.                        $    553
         11,700    USA Waste Services, Inc.                  521
                                                        ---------
                                                           1,074
                                                        ---------
 COMMUNICATIONS (4.5%)
          5,200    ADC Telecommunications, Inc.              143
          8,500    Journal Register Co.                      177
         10,300    Media General, Inc., Class A              507
          1,700    New York Times Co., Class A               119
         16,200    Nextel Communications, Inc., Class
                    A                                        547
         14,000    Valassis Communications, Inc.             574
            600    Washington Post Co., Class B              319
                                                        ---------
                                                           2,386
                                                        ---------
 COMPUTERS (6.5%)
          6,700    Altera Corp.                              253
          4,104    Avant! Corp.                               86
          7,700    BMC Software, Inc.                        645
         10,000    Cadence Design Systems, Inc.              346
          7,300    CompUSA, Inc.                             190
          7,400    Computer Products, Inc.                   173
          6,400    Electronic Arts, Inc.                     300
          5,800    Fiserv, Inc.                              368
          7,100    HMT Technology Corp.                       92
          5,800    Networks Associates, Inc.                 384
          9,500    Platinum Technology, Inc.                 245
          3,400    Storage Technology Corp.                  259
          2,100    Stratus Computer, Inc.                     93
                                                        ---------
                                                           3,434
                                                        ---------
 CONSUMER-DURABLES (5.0%)
          3,200    Arvin Industries, Inc.                    131
          7,800    Dan River, Inc., Class A                  148
          8,000    Datascope Corp.                           208
          7,900    Furniture Brands International,
                    Inc.                                     254
          6,700    HEALTHSOUTH Corp.                         188
          8,900    Knoll, Inc.                               343
          2,900    Leggett & Platt, Inc.                     149
         12,400    Mylan Laboratories, Inc.                  285
          8,900    PSS World Medical, Inc.                   209
         23,326    Respironics, Inc.                         675
          2,000    Steelcase, Inc., Class A                   73
                                                        ---------
                                                           2,663
                                                        ---------
 CONSUMER-RETAIL (7.7%)
          1,400    Barnes & Noble, Inc.                       55
          2,900    Best Buy Co., Inc.                        193

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  CONSUMER-RETAIL (CONTINUED)
         13,200    BJ's Wholesale Club, Inc.            $    515
          6,800    Brylane, Inc.                             381
            900    Columbia Sportswear Co.                    19
          3,100    CVS Corp.                                 234
          5,100    DIAL Corp.                                122
         22,600    Office Depot, Inc.                        703
          3,650    Pier 1 Imports, Inc.                       99
         14,100    Ross Stores, Inc.                         622
          3,000    ShopKo Stores, Inc.                        95
         16,000    TJX Cos., Inc.                            724
         10,500    Zale Corp.                                303
                                                        ---------
                                                           4,065
                                                        ---------
 CONSUMER-SERVICE & GROWTH (0.8%)
          7,600    Danka Business Systems plc ADR            140
         11,900    Select Appointments Holdings, plc
                    ADR                                      300
                                                        ---------
                                                             440
                                                        ---------
 CONSUMER-STAPLES (4.2%)
          7,950    Arbor Drugs, Inc.                         187
          4,900    Dean Foods Co.                            247
          4,400    ESG Re, Ltd.                              114
         19,600    Fresh Del Monte Produce, Inc.             301
          9,200    Interstate Bakeries Corp.                 297
          3,500    Keebler Foods Co.                         105
          2,100    Lancaster Colony Corp.                     89
          1,800    Mack-Cali Realty Corp. REIT                70
         13,900    Richfood Holdings, Inc.                   445
          5,100    Security Capital Group, Inc.,
                    Class B                                  157
          7,400    Stirling Cooke Brown Holdings,
                    Ltd.                                     198
                                                        ---------
                                                           2,210
                                                        ---------
 ELECTRIC (1.2%)
          7,650    Black Hills Corp.                         177
         12,200    SCI Systems, Inc.                         435
                                                        ---------
                                                             612
                                                        ---------
 ENERGY (5.8%)
            200    Arch Coal, Inc.                             5
          3,800    Columbia Energy Group                     295
          6,700    ENSCO International, Inc.                 186
         10,900    Global Industries, Ltd.                   222
          6,500    New Century Energies, Inc.                327
          2,600    Noble Affiliates, Inc.                    108
         19,900    Noble Drilling Corp.                      608
          9,880    Ocean Energy, Inc.                        233
          2,400    Sun Co., Inc.                              98
          3,900    Tosco Corp.                               138
         11,900    Transocean Offshore, Inc.                 612
          4,000    Valero Energy Corp.                       134
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
          4,800    Vintage Petroleum, Inc.              $    101
                                                        ---------
                                                           3,067
                                                        ---------
 ENTERTAINMENT (0.2%)
          3,500    MGM Grand, Inc.                           120
                                                        ---------
 FINANCIAL-DIVERSIFIED (8.0%)
         13,200    Bear Stearns Cos., Inc.                   678
          5,800    Capital One Financial Corp.               457
          9,400    CIT Group, Inc. (The), Class A            307
         20,200    Crescent Real Estate Equities Co.         727
          1,900    Investors Financial Services Corp.        105
          5,800    Legg Mason, Inc.                          344
          2,400    Lehman Brothers Holdings, Inc.            180
          5,600    National Commerce Bancorp                 239
          4,800    Providian Financial Corp.                 276
          3,000    Raymond James Financial, Inc.             131
         12,300    Regions Financial Corp.                   516
          3,500    S&P Mid-Cap 400 Depositary
                    Receipts                                 250
            725    Wellsford Real Properties, Inc.            11
                                                        ---------
                                                           4,221
                                                        ---------
 HEALTH CARE (3.6%)
          3,100    Bergen Brunswig Corp., Class A            132
          5,900    Lincare Holdings, Inc.                    417
          4,200    Marquette Medical Systems, Class A        117
         30,200    PharMerica, Inc.                          449
         17,200    Trigon Healthcare, Inc.                   517
          4,500    Universal Health Services, Inc.,
                    Class B                                  260
                                                        ---------
                                                           1,892
                                                        ---------
 INDUSTRIAL (5.7%)
          8,100    AGCO Corp.                                240
          2,700    CDI Corp.                                 116
          2,900    Culp, Inc.                                 59
         15,900    Franklin Resources, Inc.                  843
          8,200    Lear Corp.                                462
          3,200    Lone Star Industries, Inc.                222
          7,600    National Steel Corp., Class B             130
          3,700    Precision Drilling Corp.                   78
          7,200    Teradyne, Inc.                            288
          4,700    Trinity Industries, Inc.                  258
          3,800    Triumph Group, Inc.                       169
          4,900    Varco International, Inc.                 126
                                                        ---------
                                                           2,991
                                                        ---------
 INSURANCE (3.1%)
          4,600    Ambac Financial Group, Inc.               269
          3,900    AmerUs Life Holdings, Inc., Class
                    A                                        126
          4,600    Capital Re Corp.                          296
          4,700    CMAC Investment Corp.                     314

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  INSURANCE (CONTINUED)
          9,300    Nationwide Financial Services,
                    Inc., Class A                       $    403
          5,600    Old Republic International Corp.          248
                                                        ---------
                                                           1,656
                                                        ---------
 METALS (1.0%)
          4,700    General Cable Corp.                       213
          5,300    Precision Castparts Corp.                 314
                                                        ---------
                                                             527
                                                        ---------
 PAPER & PACKAGING (0.7%)
          4,500    Bowater, Inc.                             254
          1,800    Central Newspapers, Inc., Class A         128
                                                        ---------
                                                             382
                                                        ---------
 RESTAURANTS (0.8%)
          4,500    Applebee's International, Inc.            104
          7,000    Brinker International, Inc.               153
          5,600    Michael Foods, Inc.                       150
                                                        ---------
                                                             407
                                                        ---------
 SERVICES (2.8%)
          7,300    AccuStaff, Inc.                           252
         11,600    Interim Services, Inc.                    392
          4,600    Personnel Group of America, Inc.          105
         26,100    Philip Service Corp.                      272
         10,000    Russ Berrie & Co., Inc.                   303
          6,200    Viad Corp.                                150
                                                        ---------
                                                           1,474
                                                        ---------
 TECHNOLOGY (3.2%)
          7,900    Atmel Corp.                               119
          1,200    Inacom Corp.                               33
          5,700    Linear Technology Corp.                   393
          9,000    Micron Technology, Inc.                   262
         16,800    Symantec Corp.                            453
          3,300    Tektronix, Inc.                           147
          7,400    Watson Pharmaceuticals, Inc.              266
                                                        ---------
                                                           1,673
                                                        ---------
 TOBACCO (0.1%)
          3,900    DIMON, Inc.                                65
                                                        ---------
 TRANSPORTATION (6.4%)
         14,000    Air Express International Corp.           372
          4,000    Airborne Freight Corp.                    151
         14,700    Atlas Air, Inc.                           479
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
         14,400    Budget Group, Inc., Class A          $    540
          2,100    Canadian National Railway Co.             134
         11,500    CNF Transportation, Inc.                  413
          4,200    Comair Holdings, Inc.                     111
          6,300    Dana Corp.                                367
          4,200    Ford Motor Co.                            272
          3,600    Hertz Corp., Class A                      166
          3,000    Lubrizol Corp.                            116
          6,300    Tower Automotive, Inc.                    284
                                                        ---------
                                                           3,405
                                                        ---------
 UTILITIES (5.4%)
         12,900    Allegheny Energy, Inc.                    433
          4,600    CMS Energy Corp.                          216
         10,300    Florida Progress Corp.                    429
          7,500    Illinova Corp.                            226
          5,600    IPALCO Enterprises, Inc.                  252
          6,200    LG&E Energy Corp.                         160
          3,200    New York State Electric & Gas
                    Corp.                                    128
          2,700    NICOR, Inc.                               114
          3,000    Oneok, Inc.                               122
          8,600    Pinnacle West Capital Corp.               382
         13,900    TECO Energy, Inc.                         393
          1,000    Washington Gas Light Co.                   27
                                                        ---------
                                                           2,882
                                                        ---------
TOTAL COMMON STOCKS (Cost $41,603)                        49,881
                                                        ---------
     FACE
    AMOUNT
     (000)
---------------
SHORT-TERM INVESTMENT (5.1%)
 REPURCHASE AGREEMENT (5.1%)
$         2,719    Chase Securities, Inc. 5.60%,
                    dated 3/31/98, due 4/01/98, to be
                    repurchased at $2,719,
                    collateralized by U.S. Treasury
                    Notes, 5.875%, due 9/30/02,
                    valued at $2,782 (Cost $2,719)         2,719
                                                        ---------
TOTAL INVESTMENTS (99.3%) (Cost $44,322)                  52,600
                                                        ---------
OTHER ASSETS AND LIABILITIES (0.7%)
  Other Assets                                               602
  Liabilities                                               (246)
                                                        ---------
                                                             356
                                                        ---------
NET ASSETS (100%)                                       $ 52,956
                                                        ---------
                                                        ---------

                                                          VALUE
                                                          (000)
                                                        ---------
CLASS A:
NET ASSETS                                                $44,833
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 3,564,178 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)             $12.58
                                                        ---------
                                                        ---------
CLASS B:
NET ASSETS                                                 $8,123
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 647,652 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                   $12.54
                                                        ---------
                                                        ---------

----------------------------------
ADR -- American Depositary Receipt

REIT -- Real Estate Investment Trust